STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' DEFICIT
Note 4- STOCKHOLDERS' DEFICIT		NOTE 4 – STOCKHOLDERS’ EQUITY/DEFICIT As of December 31, 2020, the Company did not have a stockholders’ deficit. Stockholders’ equity as of December 31, 2020, was $5,286,620.